GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)	56	$7,296
BorgWarner, Inc.	27	1,043
Ford Motor Co.	149	1,310
General Motors Co.	502	20,903
Tesla, Inc.*	173	122,081

		152,633

Banks — 0.4%
Bank of America Corp.	324	9,820
Citigroup, Inc.	77	4,748
Citizens Financial Group, Inc.	15	536
Comerica, Inc.	5	279
Fifth Third Bancorp	27	744
First Republic Bank	7	1,029
Huntington Bancshares, Inc.	38	480
JPMorgan Chase & Co.	114	14,486
KeyCorp	36	591
M&T Bank Corp.	4	509
People’s United Financial, Inc.	16	207
PNC Financial Services Group, Inc. (The)	16	2,384
Regions Financial Corp.	36	580
SVB Financial Group*	2	776
Truist Financial Corp.	50	2,396
US Bancorp	56	2,609
Wells Fargo & Co.	222	6,700
Zions Bancorp NA	6	261

		49,135

Capital Goods — 10.0%
3M Co.	863	150,844
A.O. Smith Corp.	7	384
Allegion PLC (Ireland)	4	466
AMETEK, Inc.	345	41,724
Boeing Co. (The)	21	4,495
Carrier Global Corp.	218	8,223
Caterpillar, Inc.	283	51,512
Cummins, Inc.	222	50,416
Deere & Co.	58	15,605
Dover Corp.	218	27,522
Eaton Corp. PLC (Ireland)	99	11,894
Emerson Electric Co.	880	70,726
Fastenal Co.	22	1,074
Flowserve Corp.	5	184
Fortive Corp.	489	34,631
Fortune Brands Home & Security, Inc.	208	17,830

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	11	$1,637
General Electric Co.	327	3,532
Honeywell International, Inc.	625	132,938
Howmet Aerospace, Inc.	649	18,522
Huntington Ingalls Industries, Inc.	16	2,728
IDEX Corp.	4	797
Illinois Tool Works, Inc.	97	19,776
Ingersoll Rand, Inc.*	16	729
Jacobs Engineering Group, Inc.	6	654
Johnson Controls International PLC (Ireland)	1,087	50,643
L3Harris Technologies, Inc.	8	1,512
Lockheed Martin Corp.	418	148,382
Masco Corp.	390	21,423
Northrop Grumman Corp.	61	18,588
Otis Worldwide Corp.	17	1,148
PACCAR, Inc.	18	1,553
Parker-Hannifin Corp.	193	52,575
Pentair PLC (Ireland)	249	13,219
Quanta Services, Inc.	208	14,980
Raytheon Technologies Corp.	57	4,076
Rockwell Automation, Inc.	5	1,254
Roper Technologies, Inc.	38	16,381
Snap-on, Inc.	82	14,033
Stanley Black & Decker, Inc.	240	42,854
Teledyne Technologies, Inc.*	1	392
Textron, Inc.	9	435
Trane Technologies PLC (Ireland)	360	52,258
TransDigm Group, Inc.*	48	29,705
United Rentals, Inc.*	108	25,046
Westinghouse Air Brake Technologies Corp.	8	586
WW Grainger, Inc.	81	33,076
Xylem, Inc.	7	713

		1,213,675

Commercial & Professional Services — 0.2%
Cintas Corp.	4	1,414
Copart, Inc.*	8	1,018
Equifax, Inc.	5	964
IHS Markit Ltd. (Bermuda)	15	1,347
Nielsen Holdings PLC (United Kingdom)	14	292
Republic Services, Inc.	17	1,637
Robert Half International, Inc.	171	10,684

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.	19	$742
Verisk Analytics, Inc.	7	1,453
Waste Management, Inc.	16	1,887

		21,438

Consumer Durables & Apparel — 0.7%
DR Horton, Inc.	14	965
Garmin Ltd. (Switzerland)	8	957
Hanesbrands, Inc.	522	7,611
Hasbro, Inc.	6	561
Leggett & Platt, Inc.	7	310
Lennar Corp., Class A	112	8,538
Mohawk Industries, Inc.*	107	15,082
Newell Brands, Inc.	635	13,481
NIKE, Inc., Class B	58	8,205
NVR, Inc.*	1	4,080
PulteGroup, Inc.	11	474
PVH Corp.	107	10,046
Ralph Lauren Corp.	2	207
Tapestry, Inc.	10	311
Under Armour, Inc., Class C*	17	253
VF Corp.	14	1,196
Whirlpool Corp.	93	16,786

		89,063

Consumer Services — 0.3%
Carnival Corp. (Panama)	28	606
Chipotle Mexican Grill, Inc.*	1	1,387
Darden Restaurants, Inc.	114	13,580
Domino’s Pizza, Inc.	1	383
Hilton Worldwide Holdings, Inc.	11	1,224
Las Vegas Sands Corp.	28	1,669
Marriott International, Inc., Class A	12	1,583
McDonald’s Corp.	30	6,437
MGM Resorts International	18	567
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	10	254
Royal Caribbean Cruises Ltd. (Liberia)	8	598
Starbucks Corp.	43	4,600
Wynn Resorts Ltd.	4	451
Yum! Brands, Inc.	12	1,303

		34,642

Diversified Financials — 3.7%
American Express Co.	30	3,627

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	5	$972
Bank of New York Mellon Corp. (The)	34	1,443
Berkshire Hathaway, Inc., Class B*	469	108,747
BlackRock, Inc.	217	156,574
Capital One Financial Corp.	17	1,680
Cboe Global Markets, Inc.	5	466
Charles Schwab Corp. (The)	48	2,546
CME Group, Inc.	14	2,549
Discover Financial Services	177	16,024
Franklin Resources, Inc.	27	675
Goldman Sachs Group, Inc. (The)	14	3,692
Intercontinental Exchange, Inc.	21	2,421
Invesco Ltd. (Bermuda)	689	12,009
MarketAxess Holdings, Inc.	2	1,141
Moody’s Corp.	8	2,322
Morgan Stanley	133	9,114
MSCI, Inc.	3	1,340
Nasdaq, Inc.	172	22,831
Northern Trust Corp.	7	652
Raymond James Financial, Inc.	5	478
S&P Global, Inc.	137	45,036
State Street Corp.	13	946
Synchrony Financial	22	764
T Rowe Price Group, Inc.	314	47,536

		445,585

Energy — 1.8%
Apache Corp.	14	199
Baker Hughes Co.	586	12,218
Cabot Oil & Gas Corp.	15	244
Chevron Corp.	372	31,415
Concho Resources, Inc.	7	408
ConocoPhillips	40	1,600
Devon Energy Corp.	15	237
Diamondback Energy, Inc.	5	242
EOG Resources, Inc.	22	1,097
Exxon Mobil Corp.	910	37,510
Halliburton Co.	1,321	24,967
Hess Corp.	11	581
HollyFrontier Corp.	6	155
Kinder Morgan, Inc.	3,387	46,300
Marathon Oil Corp.	29	193
Marathon Petroleum Corp.	24	993
National Oilwell Varco, Inc.*	581	7,977
Occidental Petroleum Corp.	34	589

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ONEOK, Inc.	16	$614
Phillips 66	16	1,119
Pioneer Natural Resources Co.	6	683
Schlumberger NV (Curacao)	2,083	45,472
TechnipFMC PLC (United Kingdom)	673	6,326
Valero Energy Corp.	15	849
Williams Cos., Inc. (The)	65	1,303

		223,291

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	17	6,405
Kroger Co. (The)	41	1,302
Sysco Corp.	762	56,586
Walgreens Boots Alliance, Inc.	33	1,316
Walmart, Inc.	1,456	209,882

		275,491

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.	2,781	114,021
Archer-Daniels-Midland Co.	832	41,941
Brown-Forman Corp., Class B	18	1,430
Campbell Soup Co.	289	13,973
Coca-Cola Co. (The)	815	44,695
Conagra Brands, Inc.	712	25,817
Constellation Brands, Inc., Class A	276	60,458
General Mills, Inc.	461	27,107
Hershey Co. (The)	8	1,219
Hormel Foods Corp.	21	979
JM Smucker Co. (The)	171	19,768
Kellogg Co.	515	32,048
Kraft Heinz Co. (The)	1,830	63,428
Lamb Weston Holdings, Inc.	6	472
McCormick & Co., Inc., non-voting shares	10	956
Molson Coors Beverage Co., Class B	312	14,099
Mondelez International, Inc., Class A	54	3,157
Monster Beverage Corp.*	20	1,850
PepsiCo, Inc.	52	7,712
Philip Morris International, Inc.	2,075	171,789
Tyson Foods, Inc., Class A	547	35,249

		682,168

Health Care Equipment & Services — 4.9%
Abbott Laboratories	640	70,074
ABIOMED, Inc.*	2	648
Align Technology, Inc.*	2	1,069

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.	8	$782
Anthem, Inc.	174	55,870
Baxter International, Inc.	19	1,525
Becton Dickinson and Co.	11	2,752
Boston Scientific Corp.*	53	1,905
Cardinal Health, Inc.	11	589
Centene Corp.*	22	1,321
Cerner Corp.	12	942
Cigna Corp.	14	2,915
Cooper Cos., Inc. (The)	1	363
CVS Health Corp.	1,145	78,204
Danaher Corp.	257	57,090
DaVita, Inc.*	171	20,075
DENTSPLY SIRONA, Inc.	9	471
DexCom, Inc.*	3	1,109
Edwards Lifesciences Corp.*	23	2,098
HCA Healthcare, Inc.	507	83,381
Henry Schein, Inc.*	5	334
Hologic, Inc.*	24	1,748
Humana, Inc.	198	81,233
IDEXX Laboratories, Inc.*	4	1,999
Intuitive Surgical, Inc.*	4	3,272
Laboratory Corp. of America Holdings*	69	14,045
McKesson Corp.	7	1,217
Medtronic PLC (Ireland)	51	5,974
Quest Diagnostics, Inc.	41	4,886
ResMed, Inc.	6	1,275
STERIS PLC (Ireland)	4	758
Stryker Corp.	15	3,676
Teleflex, Inc.	2	823
UnitedHealth Group, Inc.	223	78,202
Universal Health Services, Inc., Class B	68	9,350
Varian Medical Systems, Inc.*	4	700
West Pharmaceutical Services, Inc.	3	850
Zimmer Biomet Holdings, Inc.	7	1,079

		594,604

Household & Personal Products — 2.0%
Church & Dwight Co., Inc.	10	872
Clorox Co. (The)	24	4,846
Colgate-Palmolive Co.	653	55,838
Estee Lauder Cos., Inc. (The), Class A	13	3,460

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	389	$52,449
Procter & Gamble Co. (The)	922	128,287

		245,752

Insurance — 1.3%
Aflac, Inc.	27	1,201
Allstate Corp. (The)	12	1,319
American International Group, Inc.	33	1,249
Aon PLC, Class A (Ireland)	172	36,338
Arthur J Gallagher & Co.	8	990
Assurant, Inc.	3	409
Chubb Ltd. (Switzerland)	17	2,617
Cincinnati Financial Corp.	7	612
Everest Re Group Ltd. (Bermuda)	2	468
Globe Life, Inc.	4	380
Hartford Financial Services Group, Inc. (The)	14	686
Lincoln National Corp.	8	402
Loews Corp.	10	450
Marsh & McLennan Cos., Inc.	757	88,569
MetLife, Inc.	34	1,596
Principal Financial Group, Inc.	10	496
Progressive Corp. (The)	22	2,175
Prudential Financial, Inc.	15	1,171
Travelers Cos., Inc. (The)	107	15,020
Unum Group	8	184
Willis Towers Watson PLC (Ireland)	4	843
WR Berkley Corp.	7	465

		157,640

Materials — 3.1%
Air Products & Chemicals, Inc.	8	2,186
Albemarle Corp.	3	443
Amcor PLC (Jersey)	2,336	27,495
Avery Dennison Corp.	4	620
Ball Corp.	12	1,118
Celanese Corp.	5	650
CF Industries Holdings, Inc.	320	12,387
Corteva, Inc.	28	1,084
Dow, Inc.	1,110	61,605
DuPont de Nemours, Inc.	653	46,435
Eastman Chemical Co.	203	20,357
Ecolab, Inc.	188	40,676
FMC Corp.	195	22,411
Freeport-McMoRan, Inc.	55	1,431

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	4	$435
International Paper Co.	589	29,285
Linde PLC (Ireland)	20	5,270
LyondellBasell Industries NV, Class A (Netherlands)	13	1,192
Martin Marietta Materials, Inc.	3	852
Mosaic Co. (The)	568	13,070
Newmont Corp.	43	2,575
Nucor Corp.	452	24,042
Packaging Corp. of America	5	690
PPG Industries, Inc.	354	51,054
Sealed Air Corp.	233	10,669
Sherwin-Williams Co. (The)	4	2,940
Vulcan Materials Co.	5	742
Westrock Co.	10	435

		382,149

Media & Entertainment — 8.8%
Activision Blizzard, Inc.	279	25,905
Alphabet, Inc., Class A*	269	471,460
Charter Communications, Inc., Class A*	82	54,247
Comcast Corp., Class A	172	9,013
Discovery, Inc., Class A*	27	812
DISH Network Corp., Class A*	20	647
Electronic Arts, Inc.	105	15,078
Facebook, Inc., Class A*	1,235	337,353
Fox Corp., Class A	865	25,189
Interpublic Group of Cos., Inc. (The)	336	7,903
Live Nation Entertainment, Inc.*	8	588
Netflix, Inc.*	159	85,976
News Corp., Class A	23	413
Omnicom Group, Inc.	12	748
Take-Two Interactive Software, Inc.*	43	8,935
Twitter, Inc.*	286	15,487
ViacomCBS, Inc., Class B	33	1,230
Walt Disney Co. (The)*	66	11,958

		1,072,942

Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
AbbVie, Inc.	67	7,179
Agilent Technologies, Inc.	12	1,422
Alexion Pharmaceuticals, Inc.*	82	12,812
Amgen, Inc.	22	5,058
Biogen, Inc.*	49	11,998

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bio-Rad Laboratories, Inc., Class A*	1	$583
Bristol-Myers Squibb Co.	85	5,273
Catalent, Inc.*	6	624
Eli Lilly & Co.	35	5,909
Gilead Sciences, Inc.	47	2,738
Illumina, Inc.*	55	20,350
Incyte Corp.*	79	6,871
IQVIA Holdings, Inc.*	7	1,254
Johnson & Johnson	657	103,399
Merck & Co., Inc.	1,836	150,185
Mettler-Toledo International, Inc.*	1	1,140
PerkinElmer, Inc.	5	718
Perrigo Co. PLC (Ireland)	5	224
Pfizer, Inc.	4,780	175,952
Regeneron Pharmaceuticals, Inc.*	46	22,223
Thermo Fisher Scientific, Inc.	15	6,987
Vertex Pharmaceuticals, Inc.*	9	2,127
Viatris, Inc.*	259	4,854
Waters Corp.*	3	742
Zoetis, Inc.	18	2,979

		553,601

Real Estate — 1.2%
Alexandria Real Estate Equities, Inc., REIT	5	891
American Tower Corp., REIT	160	35,914
AvalonBay Communities, Inc., REIT	6	963
Boston Properties, Inc., REIT	6	567
CBRE Group, Inc., Class A*	157	9,847
Crown Castle International Corp., REIT	155	24,674
Digital Realty Trust, Inc., REIT	10	1,395
Duke Realty Corp., REIT	14	560
Equinix, Inc., REIT	3	2,143
Equity Residential, REIT	14	830
Essex Property Trust, Inc., REIT	2	475
Extra Space Storage, Inc., REIT	5	579
Federal Realty Investment Trust, REIT	2	170
Healthpeak Properties, Inc., REIT	20	605
Host Hotels & Resorts, Inc., REIT	26	380
Iron Mountain, Inc., REIT	11	324
Kimco Realty Corp., REIT	16	240

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	5	$633
Prologis, Inc., REIT	28	2,790
Public Storage, REIT	30	6,928
Realty Income Corp., REIT	13	808
Regency Centers Corp., REIT	6	274
SBA Communications Corp., REIT	40	11,285
Simon Property Group, Inc., REIT	11	938
SL Green Realty Corp., REIT	2	119
UDR, Inc., REIT	11	423
Ventas, Inc., REIT	14	687
Vornado Realty Trust, REIT	7	261
Welltower, Inc., REIT	16	1,034
Weyerhaeuser Co., REIT	1,117	37,453

		144,190

Retailing — 13.8%
Advance Auto Parts, Inc.	103	16,224
Amazon.com, Inc.*	219	713,268
AutoZone, Inc.*	35	41,490
Best Buy Co., Inc.	389	38,818
Booking Holdings, Inc.*	2	4,455
CarMax, Inc.*	7	661
Dollar General Corp.	365	76,760
Dollar Tree, Inc.*	9	972
eBay, Inc.	1,031	51,808
Etsy, Inc.*	4	712
Expedia Group, Inc.	5	662
Gap, Inc. (The)*	560	11,306
Genuine Parts Co.	216	21,693
Home Depot, Inc. (The)	1,035	274,917
L Brands, Inc.	416	15,471
LKQ Corp.*	456	16,069
Lowe’s Cos., Inc.	1,126	180,734
O’Reilly Automotive, Inc.*	110	49,783
Pool Corp.	2	745
Ross Stores, Inc.	13	1,597
Target Corp.	750	132,398
Tiffany & Co.*	5	657
TJX Cos., Inc. (The)	45	3,073
Tractor Supply Co.	175	24,602
Ulta Beauty, Inc.*	3	861

		1,679,736

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	45	4,127

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Analog Devices, Inc.	14	$2,068
Applied Materials, Inc.	327	28,220
Broadcom, Inc.	16	7,006
Intel Corp.	1,176	58,588
KLA Corp.	55	14,240
Lam Research Corp.	52	24,558
Maxim Integrated Products, Inc.	10	886
Microchip Technology, Inc.	10	1,381
Micron Technology, Inc.*	404	30,373
NVIDIA Corp.	23	12,011
Qorvo, Inc.*	5	831
QUALCOMM, Inc.	43	6,551
Skyworks Solutions, Inc.	6	917
Teradyne, Inc.	7	839
Texas Instruments, Inc.	36	5,909
Xilinx, Inc.	9	1,276

		199,781

Software & Services — 15.7%
Accenture PLC, Class A (Ireland)	183	47,801
Adobe, Inc.*	172	86,021
Akamai Technologies, Inc.*	6	630
ANSYS, Inc.*	31	11,278
Autodesk, Inc.*	79	24,122
Automatic Data Processing, Inc.	17	2,995
Broadridge Financial Solutions, Inc.	76	11,643
Cadence Design Systems, Inc.*	100	13,643
Citrix Systems, Inc.	5	650
Cognizant Technology Solutions Corp., Class A	193	15,816
DXC Technology Co.	10	258
Fidelity National Information Services, Inc.	23	3,254
Fiserv, Inc.*	25	2,846
FleetCor Technologies, Inc.*	3	818
Fortinet, Inc.*	6	891
Gartner, Inc.*	4	641
Global Payments, Inc.	11	2,370
International Business Machines Corp.	970	122,104
Intuit, Inc.	9	3,419
Jack Henry & Associates, Inc.	3	486
Leidos Holdings, Inc.	6	631
Mastercard, Inc., Class A	361	128,855
Microsoft Corp.	3,273	727,981

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.	23	$478
Oracle Corp.	4,178	270,275
Paychex, Inc.	319	29,724
Paycom Software, Inc.*	2	904
PayPal Holdings, Inc.*	465	108,903
salesforce.com, Inc.*	329	73,212
ServiceNow, Inc.*	70	38,530
Synopsys, Inc.*	54	13,999
Tyler Technologies, Inc.*	1	437
VeriSign, Inc.*	4	866
Visa, Inc., Class A	767	167,766
Western Union Co. (The)	22	483

		1,914,730

Technology Hardware & Equipment — 9.9%
Amphenol Corp., Class A	12	1,569
Apple, Inc.	6,122	812,328
Arista Networks, Inc.*	2	581
CDW Corp.	7	923
Cisco Systems, Inc.	6,317	282,686
Corning, Inc.	917	33,012
F5 Networks, Inc.*	3	528
FLIR Systems, Inc.	5	219
Hewlett Packard Enterprise Co.	48	569
HP, Inc.	1,917	47,139
IPG Photonics Corp.*	2	448
Juniper Networks, Inc.	493	11,097
Keysight Technologies, Inc.*	6	793
Motorola Solutions, Inc.	6	1,020
NetApp, Inc.	9	596
Seagate Technology PLC (Ireland)	10	622
TE Connectivity Ltd. (Switzerland)	12	1,453
Vontier Corp.*	253	8,450
Western Digital Corp.	11	609
Xerox Holdings Corp.	7	162
Zebra Technologies Corp., Class A*	2	769

		1,205,573

Telecommunication Services — 4.7%
AT&T, Inc.	10,029	288,434
CenturyLink, Inc.	42	410
T-Mobile US, Inc.*	46	6,203
Verizon Communications, Inc.	4,788	281,295

		576,342

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.3%
Alaska Air Group, Inc.	4	$208
American Airlines Group, Inc.	19	300
CH Robinson Worldwide, Inc.	6	563
CSX Corp.	811	73,598
Delta Air Lines, Inc.	23	925
Expeditors International of
Washington, Inc.	254	24,158
FedEx Corp.	10	2,596
JB Hunt Transport Services, Inc.	4	547
Kansas City Southern	4	817
Norfolk Southern Corp.	186	44,195
Old Dominion Freight Line, Inc.	5	976
Southwest Airlines Co.	22	1,025
Union Pacific Corp.	28	5,830
United Airlines Holdings, Inc.*	10	432
United Parcel Service, Inc., Class B	33	5,557

		161,727

Utilities — 0.4%
AES Corp.	42	987
Alliant Energy Corp.	9	464
Ameren Corp.	9	703
American Electric Power Co., Inc.	18	1,499
American Water Works Co., Inc.	6	921
Atmos Energy Corp.	4	382
CenterPoint Energy, Inc.	20	433
CMS Energy Corp.	11	671
Consolidated Edison, Inc.	12	867
Dominion Energy, Inc.	31	2,331
DTE Energy Co.	7	850
Duke Energy Corp.	28	2,564
Edison International	14	879

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	7	$699
Evergy, Inc.	8	444
Eversource Energy	12	1,038
Exelon Corp.	36	1,520
FirstEnergy Corp.	20	612
NextEra Energy, Inc.	73	5,632
NiSource, Inc.	14	321
NRG Energy, Inc.	366	13,743
Pinnacle West Capital Corp.	4	320
PPL Corp.	28	790
Public Service Enterprise Group, Inc.	18	1,049
Sempra Energy	11	1,402
Southern Co. (The)	39	2,396
WEC Energy Group, Inc.	11	1,012
Xcel Energy, Inc.	19	1,267

		45,796

TOTAL COMMON STOCKS (Cost $10,435,253)		12,121,684

TOTAL INVESTMENTS - 99.6% (Cost $10,435,253)		12,121,684

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		49,344

NET ASSETS - 100.0%		$12,171,028

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.